Document and Entity Information	Nov. 05, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Incorporation, State or Country Code	TX
Entity File Number	001-43507
Entity Tax Identification Number	74-2157138
Entity Address, Address Line One	1200 San Bernardo
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78040-1359
City Area Code	956
Local Phone Number	722-7611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBOC
Entity Emerging Growth Company	false
Entity Central Index Key	0000315709
Amendment Flag	false